Note 6 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
Years ending December 31,	Future minimum lease commitments

2014	$466
2015	350
2016	350
2017	58
Thereafter	—
$1,224

Operating Leases Of Lessee Sublease Payment Receivable [Table Text Block]
Years ending December 31,	Future minimum sub- lease payments

2014	$213
2015	136
2016	136
2017	23
$508